Key management	12 Months Ended
Dec. 31, 2025
Disclosure of Information about Key Management [Abstract]
Key management [Text Block]

20. Key management

Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	2025	2024
	$	$

Salaries and short-term employee benefits	3,189	3,036
Share-based compensation	4,067	2,925
	7,256	5,961

Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of between once to twice base salary and bonus and certain vesting acceleration clauses on restricted and deferred share units and share options.